Business Segment Information (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Dec. 31, 2011
Revenues:
Total segment revenues	$ 1,099	$ 725
Total revenues	1,715	1,295
Segment earnings:
Total segment earnings	320	230
Other corporate unallocated	19	15
Corporate selling, general, administrative and other-unallocated	(42)	(37)
Gain (loss) on asset dispositions and impairments, net	(7)	(33)
Restructuring, goodwill and other special charges (credits)	11
Adjustments to equity earnings	(8)	(13)
Interest expense	(49)	(55)
Depreciation and amortization	(63)	(68)
Discontinued operations, net	(1)	(1)
Income tax benefit (expense)	(52)	(10)
Net income attributable to Starwood	128	28
Earnings from unconsolidated ventures included in segment earnings is as follows:
Total earnings from unconsolidated ventures	18	17
Capital expenditures:
Total segment capital expenditures	62	71
Capital expenditures, net	80	89
Assets:
Total segment assets	5,609		5,803
Total assets	9,524		9,560
Investments in unconsolidated ventures:
Segment Reporting Information, Investments	271		259
Americas [Member]
Revenues:
Total segment revenues	403	397
Segment earnings:
Total segment earnings	127	122
Earnings from unconsolidated ventures included in segment earnings is as follows:
Total earnings from unconsolidated ventures	8	7
Capital expenditures:
Total segment capital expenditures	32	29
Assets:
Total segment assets	2,415		2,307
Investments in unconsolidated ventures:
Segment Reporting Information, Investments	78		70
EAME [Member]
Revenues:
Total segment revenues	106	112
Segment earnings:
Total segment earnings	21	24
Earnings from unconsolidated ventures included in segment earnings is as follows:
Total earnings from unconsolidated ventures
Capital expenditures:
Total segment capital expenditures	20	12
Assets:
Total segment assets	879		830
Investments in unconsolidated ventures:
Segment Reporting Information, Investments	22		22
Asia Pacific [Member]
Revenues:
Total segment revenues	82	69
Segment earnings:
Total segment earnings	56	48
Earnings from unconsolidated ventures included in segment earnings is as follows:
Total earnings from unconsolidated ventures	10	10
Capital expenditures:
Total segment capital expenditures	1	1
Assets:
Total segment assets	621		610
Investments in unconsolidated ventures:
Segment Reporting Information, Investments	141		137
Vacation Ownership and Residential [Member]
Revenues:
Total segment revenues	508	147
Segment earnings:
Total segment earnings	116	36
Earnings from unconsolidated ventures included in segment earnings is as follows:
Total earnings from unconsolidated ventures
Capital expenditures:
Total segment capital expenditures	9	29
Assets:
Total segment assets	1,694		2,056
Investments in unconsolidated ventures:
Segment Reporting Information, Investments	30		30
Other revenues from managed and franchised hotels [Member]
Revenues:
Total revenues	598	555
Other corporate revenues - unallocated [Member]
Revenues:
Total revenues	18	15
Capital expenditures:
Capital expenditures, net	18	18
Other Corporate Assets [Member]
Assets:
Total assets	$ 3,915		$ 3,757